Label	Element	Value
MassMutual Select T. Rowe Price Bond Asset Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Bond Asset Fund
Supplement dated March 12, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select T. Rowe Price Bond Asset Fund
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The following information replaces the first paragraph on page 7 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund’s investments may include, but are not limited to, obligations issued by U.S. and foreign governments and their agencies, bonds issued by U.S. and foreign corporations, U.S. and non-U.S. dollar denominated foreign securities (including securities of emerging market issuers), mortgage- and asset-backed securities, Treasury inflation protected securities, and bank loans (which represent interests in amounts loaned to companies by banks and other lenders). Debt securities in which the Fund invests may pay interest at fixed, variable, or floating rates. The Fund may purchase and sell securities (including mortgage-backed securities) on a when-issued, delayed delivery, to-be-announced (“TBA”), or forward commitment basis, and may enter into dollar roll transactions. These may include so-called “short” TBA transactions, where the Fund attempts to hedge existing exposures or to increase its return by selling forward mortgages or mortgage-related assets it owns.
The last sentence of the first full paragraph on page 8 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance is hereby deleted in its entirety.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The paragraph titled “Non-Diversification Risk” on page 10 under the heading Principal Investment Risks in the section titled Investments, Risks, and Performance is hereby deleted in its entirety.
The following information is added after “Sector Risk” on page 11 under the heading Principal Risks in the section titled Investments, Risks, and Performance
Short Sales Risk If the Fund sells a security short, it will make money if the security’s price goes down (in an amount greater than any transaction costs) and will lose money if the security’s price goes up. There is no limit on the amount of money the Fund may lose on a short sale. The Fund may not be able to close out a short sale when it might wish to do so, or may only do so at an unfavorable price. Short sales can involve leverage. If the Fund invests the proceeds from short positions in other securities the Fund could lose money both on the short positions and on the securities in which it has invested the short proceeds.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE